SHARE CAPITAL (Schedule of Earnings Per Share Basic and Diluted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of classes of share capital [abstract]
Net income attributable to equity holders of the Company	$ 46,994	$ 43,674
Basic earnings per share (Income Numerator)	$ 46,994	$ 43,674
Basic earnings per share (Shares Denominator)	167,848,117	167,185,234
Basic earnings per share (Per-Share Amount)	$ 0.28	$ 0.26
Effect of dilutive securities:
Stock options (Shares Denominator)	3,557,787	4,164,790
Diluted earnings per share (Income Numerator)	$ 46,994	$ 43,674
Diluted earnings per share (Shares Denominator)	171,405,904	171,350,024
Diluted earnings per share (Per-Share Amount)	$ 0.27	$ 0.25